Cover	Mar. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2021
Entity File Number	001-36479
Entity Registrant Name	VERITIV CORPORATION
Entity Central Index Key	0001599489
Entity Tax Identification Number	46-3234977
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Abernathy Road NE
Entity Address, Address Line Two	Building 400
Entity Address, Address Line Three	Suite 1700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	391-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	VRTV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false